Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

14. COMMITMENTS AND CONTINGENCIES

From time to time, the Group may be subject to other legal proceedings and claims incidental to the conduct of its business. The Group accrues the liability when the loss is probable and reasonably estimable.